Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Profit after tax from continuing operations	£ 3,243	£ 2,829	£ 2,217
Profit after tax from discontinued operations	0	76	74
Total profit for the year	3,243	2,905	2,291
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement gains/(losses) on pension assets and post-retirement benefit obligations	132	(106)	(218)
Net gains/(losses) in respect of cash flow hedging of capital expenditure	22	(16)	(37)
Tax on items that will never be reclassified to profit or loss	(44)	27	59
Total items from continuing operations that will never be reclassified to profit or loss	110	(95)	(196)
Items from continuing operations that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge	(348)	(352)	(335)
Exchange differences reclassified to the consolidated income statement on disposal	76	0	0
Net (losses)/gains in respect of cash flow hedges	(120)	218	240
Net gains/(losses) in respect of cost of hedging	36	(52)	26
Net gains on investment in debt instruments measured at fair value through other comprehensive income	8	1	21
Tax on items that may be reclassified subsequently to profit or loss	21	(40)	(66)
Total items from continuing operations that may be reclassified subsequently to profit or loss	(327)	(225)	(114)
Other comprehensive loss	(217)	(320)	(310)
Other comprehensive (loss)/income for the year from discontinued operations, net of tax	0	(10)	10
Other comprehensive loss	(217)	(330)	(300)
Total comprehensive income for the year from continuing operations	3,026	2,509	1,907
Total comprehensive income for the year from discontinued operations	0	66	84
Total comprehensive income for the year	3,026	2,575	1,991
Attributable to:
Equity shareholders of the parent from continuing operations	3,022	2,508	1,906
Equity shareholders of the parent from discontinued operations	0	66	84
Equity shareholders of the parent	3,022	2,574	1,990
Non-controlling interests	£ 4	£ 1	£ 1